Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Cash Flows From Operating Activities
Net income	$ 265,623	[1]	$ 41,247
Adjustments to reconcile net income to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Change in fair value of investments in excess mortgage servicing rights	(53,332)	[1]	(9,023)
Change in fair value of investments in excess mortgage servicing rights, equity method investees	(50,343)	[1]
Distributions of earnings from excess mortgage servicing rights, equity method investees	44,454
Earnings from consumer loan equity method investees	(82,856)	[1]
Distributions of earnings from consumer loan equity method investees	82,856
Change in fair value of investments in derivative assets	(1,820)
Accretion of discount and other amortization	(13,908)		(5,339)
(Gain)/Loss on settlement of investments (net)	(52,657)	[1]
Other-than-temporary impairment ("OTTI")	4,993	[1]
Valuation allowance	461	[1]
Non-cash directors' compensation	78
Change in:
Restricted cash	(2,790)
Other assets	(8,274)		(84)
Due to affiliates	14,033		4,978
Accrued expenses and other liabilities	6,360		(352)
Reduction of liability deemed as capital contribution by Newcastle	11,515
Other operating cash flows:
Cash proceeds from investments, in excess of interest income	41,435		43,113
Net cash proceeds deemed as capital distributions to Newcastle	(52,888)		(74,540)
Net cash provided by (used in) operating activities	152,940
Cash Flows From Investing Activities
Acquisition of investments in excess mortgage servicing rights	(63,434)
Acquisition of investments in excess mortgage servicing rights. equity method investees	(233,764)
Purchase of servicer advance investments	(670,820)
Purchase of Agency ARM RMBS	(605,114)
Purchase of Non-Agency RMBS	(407,689)
Purchase of derivative assets	(70,227)
Return of investments in excess mortgage servicing rights	24,735
Return of investments in excess mortgage servicing rights, equity method investees	4,018
Principal repayments from servicer advance investments	103,394
Principal repayments from Agency ARM RMBS	302,920
Principal repayments from Non-Agency RMBS	66,495
Proceeds from sale of investments	521,865
Principal repayments from residential mortgage loans	3,809
Return of investments in consumer loan equity method investees	30,359
Net cash provided by (used in) investing activities	(993,453)
Cash Flows From Financing Activities
Repayments of repurchase agreements	(2,271,765)
Margin deposits under repurchase agreements	(61,152)
Repayments of notes payable	(59,149)
Payment of deferred financing fees	(5,541)
Common stock dividends paid	(62,020)
Borrowings under repurchase agreements	2,634,990
Return of margin deposits under repurchase agreements	21,020
Borrowings under notes payable	423,515
Capital contributions	245,058
Noncontrolling interest in equity of consolidated subsidiaries, contributions	247,551
Net cash provided by financing activities	1,112,507
Net Increase in Cash and Cash Equivalents	271,994
Cash and Cash Equivalents, End of Period	271,994	[2]
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	10,212		649
Prior to Date of Cash Contribution by Newcastle
Cash proceeds from investments, in excess of interest income	41,435		43,113
Acquisition of real estate securities	242,750		121,262
Acquisition of investments in excess mortgage servicing rights			221,832
Deposit paid on investment in excess mortgage servicing rights			25,200
Return of deposit paid on investment in excess mortgage service rights			25,200
Purchase price payable on investments in excess mortgage servicing rights			59
Acquisition of investments in excess mortgage servicing rights, equity method investees at fair value	125,099
Acquisition of investments in consumer loan equity method investees	245,121
Acquisition of residential mortgage loans, held-for-investment	35,138
Borrowings under repurchase agreements	1,179,068		153,510
Repayments of repurchase agreements	3,902		2,588
Capital contributions by Newcastle	648,408		368,294
Contributions in-kind by Newcastle	1,093,684		164,142
Capital distributions to Newcastle	1,228,054		250,661
Subsequent to Date of Cash Contribution by Newcastle
Acquisition of restricted cash	30,548
Acquisition of Servicer advance investments	2,093,704
Borrowings under notes payable - Servicer advance investments	2,124,252
Dividends declared but not paid	$ 63,297	[2]

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	Represents our historical consolidated balance sheet at December 31, 2013.